Temporary Differences and Tax Loss Carryforwards which Gave Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥ 4,537	¥ 5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170
Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)
Total deferred tax assets	88,741	81,748
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	11,750	8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724
Total deferred tax liabilities	38,431	35,351
Total deferred tax assets	¥ 50,310	¥ 46,397